Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 5. Income Taxes

The Company will file a federal income tax return and certain state and local income tax returns. At June 30, 2017, the Company had available a federal net operating loss carry-forward of approximately $1,470,000 for income tax purposes, which will expire starting in fiscal year 2036. The Company evaluates whether a valuation allowance related to deferred tax assets is required each reporting period. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized. The Company follows ASC 740, Income Taxes, where tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in tax returns that do not meet these recognition and measurement standards. At June 30, 2017, the Company recorded a full valuation allowance of $220,500 relating to the net operating loss.

Note 5. Income Taxes

The Company will file a federal income tax return and certain state and local income tax returns. At December 31, 2016, the Company had available a federal net operating loss carry-forward of approximately $700,000 for income tax purposes, which will expire in fiscal year 2037. The Company evaluates whether a valuation allowance related to deferred tax assets is required each reporting period. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized. The Company follows ASC 740, “Income Taxes,” where tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in tax returns that do not meet these recognition and measurement standards. At December 31, 2016, the Company recorded a full valuation allowance of $105,000 relating to the net operating loss.